2. Basis for preparation and disclosure of the financial statements (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Adjustments to reconcile income with net cash from operations
Income before income and social contribution taxes	R$ 4,536,067	R$ 1,880,190	R$ 1,435,516
Lease interest payable	821,463	266,328	257,305
Depreciation and amortization	5,128,981	3,954,321	4,013,671
Net cash from operations	7,064,726	6,129,387	5,404,112
Net cash used in from investment activities	(3,712,642)	(3,830,420)	(4,400,575)
Net cash used in financing activities	(2,142,804)	(4,184,155)	(3,171,005)
Increase (decrease) in cash and cash equivalents	1,209,280	(1,885,188)	(2,167,468)
Cash and cash equivalents at the beginning of the year	1,075,530	2,960,718	5,128,186
Cash and cash equivalents at the end of the year	2,284,810	1,075,530	R$ 2,960,718
Balance without IFRS 16 [Member]
Adjustments to reconcile income with net cash from operations
Income before income and social contribution taxes	4,752,850
Lease interest payable	229,139
Depreciation and amortization	4,188,837
Net cash from operations	5,749,042
Net cash used in from investment activities	(3,721,742)
Net cash used in financing activities	(827,120)
Increase (decrease) in cash and cash equivalents	1,209,280
Cash and cash equivalents at the beginning of the year	1,075,530
Cash and cash equivalents at the end of the year	2,284,810	1,075,530
Adjustment [Member]
Adjustments to reconcile income with net cash from operations
Income before income and social contribution taxes	(216,783)
Lease interest payable	592,324
Depreciation and amortization	940,144
Net cash from operations	1,315,684
Net cash used in from investment activities
Net cash used in financing activities	(1,315,684)
Increase (decrease) in cash and cash equivalents
Cash and cash equivalents at the beginning of the year
Cash and cash equivalents at the end of the year
Balances under IFRS 16 [Member]
Adjustments to reconcile income with net cash from operations
Income before income and social contribution taxes	4,536,067
Lease interest payable	821,463
Depreciation and amortization	5,128,981
Net cash from operations	7,064,726
Net cash used in from investment activities	(3,721,742)
Net cash used in financing activities	(2,142,804)
Increase (decrease) in cash and cash equivalents	R$ 1,209,280